TAXATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Loss before income taxes is attributable to the following geographic locations:

	For the six months ended June 30,
	2025	2026
	US$	US$
Hong Kong	-	(2,587,009)
Other	(53,872)	(697,491)
Total	(53,872)	(3,284,500)

(Loss)/income before income taxes is attributable to the following geographic locations:

	For the years ended December 31,
	2024	2025
	US$	US$
Hong Kong	-	(1,053,765)
Other	(13,023)	1,198,398
Total	(13,023)	144,633

SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following components:

	For the six months ended June 30,
	2025	2026
	US$	US$
Current income expenses	-	-
Deferred income tax benefits	-	(267,552)
Total income tax benefits	-	(267,552)

The income tax provision consists of the following components:

	For the years ended December 31,
	2024	2025
	US$	US$
Current income expenses	-	-
Deferred income tax benefits	-	(111,949)
Total income tax benefits	-	(111,949)

SCHEDULE OF EFFECTIVE INCOME TAX RECONCILIATION

A reconciliation between the Group’s actual provision for income taxes and the provision under the Hong Kong statutory rate is as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Loss before income taxes	(53,872)	(3,284,500)
Hong Kong statutory income tax rate	16.50%	16.50%
Computed income tax benefits with Hong Kong statutory income tax rate	(8,889)	(541,942)
Impact of different tax rates in other jurisdictions	8,889	114,864
Non-taxable income	-	(9)
Change in valuation allowance	-	159,535
Income tax benefits	-	(267,552)
Effective tax rate	-	8.15%

A reconciliation between the Group’s actual provision for income taxes and the provision under the Hong Kong statutory rate is as follows:

	For the years ended December 31,
	2024	2025
	US$	US$
(Loss)/income before income taxes	(13,023)	144,633
Hong Kong statutory income tax rate	16.50%	16.50%
Computed income tax (benefits)/expenses with Hong Kong statutory income tax rate	(2,149)	23,865
Impact of different tax rates in other jurisdictions	2,149	(197,961)
Non-taxable income	-	(7)
Non-deductible expenses	-	41
Change in valuation allowance	-	62,113
Income tax benefits	-	(111,949)
Effective tax rate	-	(77.40)%

SCHEDULE OF DEFERRED TAX ASSETS

As of December 31, 2025 and June 30, 2026, the significant components of the deferred tax assets were summarized below:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Deferred tax assets:
Net operating loss carried forward	909,301	1,061,669
Provision for credit loss	15,876	15,757
Deferred tax assets, gross	925,177	1,077,426
Less: valuation allowance	(62,082)	(220,792)
Deferred tax assets, net of valuation allowance	863,095	856,634
Net off against deferred tax liabilities	(863,095)	(856,634)
Net deferred tax assets	-	-

Deferred tax liabilities:
Depreciation of property and equipment	(23,081)	(15,293)
Intangible assets acquired from business combination (1)	(2,505,050)	(2,226,965)
Deferred tax liabilities	(2,528,131)	(2,242,258)
Net off against deferred tax assets	863,095	856,634
Net deferred tax liabilities	(1,665,036)	(1,385,624)

(1)	The Group initial recognized US$2,642,124 of deferred tax liability from business combination (Note 3 - Acquisitions included in the Company’s financial statements for the fiscal year ended December 31, 2025) and reversed US$111,950 and US$259,920 due to amortization of related intangible assets for the period from the acquisition dates to December 31, 2025 and for the six months ended June 30, 2026, respectively.

As of December 31, 2024 and 2025, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Net operating loss carried forward	-	909,301
Provision for credit loss	-	15,876
Deferred tax assets, gross	-	925,177
Less: valuation allowance	-	(62,082)
Deferred tax assets, net of valuation allowance	-	863,095
Net off against deferred tax liabilities	-	(863,095)
Net deferred tax assets	-	-

Deferred tax liabilities:
Depreciation of property and equipment	-	(23,081)
Intangible assets acquired from business combination (1)	-	(2,505,050)
Deferred tax liabilities	-	(2,528,131)
Net off against deferred tax assets	-	863,095
Net deferred tax liabilities	-	(1,665,036)

(1)	The Group initial recognized US$2,642,124 of deferred tax liability from business combination (Note 3) and reversed US$111,950 due to amortization of related intangible assets for the period from the acquisition dates to December 31, 2025.

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

Changes in valuation allowance are as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Balance at beginning of the period	-	62,082
Current-period additions	-	132,325
Current-period decreases	-	(27,209)
Foreign exchange translation adjustments	-	53,594
Balance at end of the period	-	220,792

Changes in valuation allowance are as follows:

	As of December 31,
	2024	2025
	US$	US$
Balance at beginning of the year
Current-year additions	-	62,113
Foreign exchange translation adjustments	-	(31)
Balance at end of the year	-	62,082